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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22858

WST Investment Trust

(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 515-4626

Date of fiscal year end:       August 31, 2014

Date of reporting period:     February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

WST Asset Manager – U.S. Equity Fund Semi-Annual Report February 28, 2014 (Unaudited)
Investment Adviser	Administrator
Wilbanks, Smith & Thomas Asset	Ultimus Fund Solutions, LLC
Management, LLC	P.O. Box 46707
150 W. Main, Suite 1700	Cincinnati, Ohio 45246-0707
Norfolk, VA 23510	1-866-515-4626

WST Investment Trust

WST Asset Manager – U.S. Equity Fund
Semi-Annual Report as of February 28, 2014

Dear Shareholder:

Thank you for being a shareholder of WST Asset Manager - U.S. Equity Fund (the “Fund” or “WSTEX”).  We value your investment in the Fund and your trust in our strategy and would like to again offer you an overview of our process.

The Fund’s investment process is based on WST Asset Manager (“WSTAM”), a proprietary quantitative model designed to make investment decisions and allocate investments among the various primary sectors of the S&P 500 Index (“Sector Investments”), fixed income securities (“Fixed Income Investments”) and gold related securities (“Gold Investments”).  Before fees and expenses, WSTEX seeks to deliver the returns of the WSTAM – U.S. Equity Index (WSTE – Bloomberg Symbol), a custom public index created and also managed by Wilbanks, Smith & Thomas Asset Management, LLC, the investment adviser to the Fund.  WSTE index is published by Bloomberg and calculated by Standard & Poor’s Custom Indices and is comprised of “Sector Investments,” “Fixed Income Investments” and “Gold Investments.”  Currently the Fund’s exposure to Sector Investments is through an investment in the Guggenheim Equal Weighted S&P 500 sector ETF.  The Fund’s exposure to the Fixed Income Investments is through investments in U.S. Treasury Inflation Protected Notes, PIMCO Total Return Fund, an actively managed bond fund, and Investment Grade Floating Notes.  The Fund’s exposure to Gold Investments is through SPDR Gold Shares Trust ("GLD"), an ETF.  The portfolio can be any combination of the three segments but will typically invest at least 80% of its net assets in Sector Investments.

As of February 28, 2014, WSTEX had net assets of $6.33 million and they were allocated 88% to the Sector Investments, 12% to Fixed Income Investments and 0% to Gold Investments.

During the period beginning December 16, 2013 (the commencement of operations) and ended February 28, 2014, the net asset value per share of the Institutional Shares of the Fund rose from $10.00 (adjusted for distributions) to $10.44, a total return of 4.57%.  During this time, the S&P 500 Index gained 4.52%.

 The underlying equal weighting versus capitalization process inherent in the Guggenheim Equal Weighted S&P 500 sector ETF primarily drove the net outperformance to the S&P 500 Index. Unlike the S&P 500® Index, in which each constituent stock’s weight is proportionate to its market value, each stock in the Underlying Index will be rebalanced quarterly and at other intervals to have the same target weighting as every other stock in the Index.

The Fund is not managed to outperform a growth, value or core benchmark.  Rather, it seeks to provide systematic exposures to sectors that share the common characteristic of positive momentum.  For example, a sector is considered to have positive momentum if it has performed well in the prior twelve months relative to other sectors in the Fund’s investment universe.  The Fund’s Sector Investments universe consists of the nine primary sectors of the S&P 500® Index (i.e. consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology and utilities).  Again, the Fund is gaining exposure to these sectors by its investment in the Guggenheim Equal Weighted S&P 500 sector ETF.

In very strong bull markets, the Fund may be expected to lag the S&P 500 to a moderate degree due to the Fund’s allocation to the Fixed Income Investments and/or Gold Investments.  The Fixed Income Investments and Gold Investments contributed a negative 0.38% relative performance to S&P 500.  The quantitative model will in some circumstances forego an extreme “up market” period if it is accompanied by a projection of risk.  In bear market conditions, the risk controls are intended to help the Fund outperform the S&P 500 Index.  This philosophy of seeking market participation but emphasizing risk controls first and foremost is the key to performance expectations.

In conclusion, no investment style will outperform every year.  The nature of the market is change and volatility.  The Fund’s investment model will continuously review current holdings for any weaknesses and make adjustments when necessary.  We look forward to providing you with a Fund that we believe will capture the benefits of rules-based investing founded on sound academic and industry research.

Sincerely,

Roger H. Scheffel Jr.
Portfolio Manager
Wilbanks, Smith & Thomas Asset Management, LLC

Past performance is not predictive of future performance.  Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The Fund’s prospectus contains this and other important information.  To obtain a copy of the Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge.  Please read the prospectus carefully before you invest.  The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets.  Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

WST ASSET MANAGER - U.S. EQUITY FUND
PORTFOLIO INFORMATION
February 28, 2014 (Unaudited)

WST ASSET MANAGER - U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS — 98.7%	Shares	Value

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	7,790	$631,847
Guggenheim S&P 500® Equal Weight Financial ETF	15,780	626,308
Guggenheim S&P 500® Equal Weight Health Care ETF	25,155	2,996,715
Guggenheim S&P 500® Equal Weight Industrials ETF	7,610	627,064
Guggenheim S&P 500® Equal Weight Technology ETF	7,815	626,997
iShares Floating Rate Bond ETF	4,915	249,191
PIMCO Total Return Exchange-Traded Fund	4,675	497,888

Total Exchange-Traded Funds (Cost $5,978,975)		$6,256,010

MONEY MARKET FUNDS — 8.9%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I,
0.01% (a) (Cost $562,550)	562,550	$562,550

Total Investments at Value — 107.6% (Cost $6,541,525)		$6,818,560

Liabilities in Excess of Other Assets — (7.6%)		(480,706)

Net Assets — 100.0%		$6,337,854

(a)	The rate shown is the 7-day effective yield as of February 28, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER - U.S. EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$6,541,525
At value (Note 2)	$6,818,560
Dividends receivable	235
Other assets	34,878
TOTAL ASSETS	6,853,673

LIABILITIES
Payable for investment securities purchased	494,421
Payable to Advisor (Note 4)	9,913
Payable to administrator (Note 4)	6,500
Other accrued expenses	4,985
TOTAL LIABILITIES	515,819

NET ASSETS	$6,337,854

NET ASSETS CONSIST OF:
Paid-in capital	$6,138,808
Accumulated net investment loss	(8,719)
Accumulated net realized losses from securities transactions	(69,270)
Net unrealized appreciation on investments	277,035
NET ASSETS	$6,337,854

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$56,913
Shares of Investor Shares outstanding (no par value,
unlimited number of shares outstanding)	5,450
Net asset value, offering and redemption price per share (Note 2)	$10.44

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$6,280,941
Shares of Institutional Shares outstanding (no par value,
unlimited number of shares outstanding)	601,880
Net asset value, offering and redemption price per share (Note 2)	$10.44

See accompanying notes to financial statements.

WST ASSET MANAGER - U.S. EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended February 28, 2014 (a) (Unaudited)

INVESTMENT INCOME
Dividends	$7,348

EXPENSES
Insurance expense	10,344
Investment advisory fees (Note 4)	6,456
Fund accounting fees (Note 4)	6,295
Professional fees	6,090
Registration fees	5,407
Administration fees (Note 4)	5,000
Postage and supplies	3,508
Transfer agent fees, Investor Class (Note 4)	2,500
Transfer agent fees, Institutional Class (Note 4)	2,500
Custodian and bank service fees	2,198
Printing of shareholder reports	1,050
Trustees’ fees (Note 4)	1,000
Other expenses	1,359
TOTAL EXPENSES	53,707
Fee waivers and expense reimbursements by the Adviser (Note 4):
Common	(33,352)
Investor Shares	(5,757)
Institutional Shares	(3,820)
NET EXPENSES	10,778

NET INVESTMENT LOSS	(3,430)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments	(69,270)
Net change in unrealized appreciation/depreciation on investments	277,035
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	207,765

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$204,335

(a)	Represents the period from the commencement of operations (December 16, 2013) through February 28, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER - U.S. EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
February 28,
2014 (a)
(Unaudited)

FROM OPERATIONS
Net investment loss	$(3,430)
Net realized losses from investments	(69,270)
Net change in unrealized appreciation/depreciation on investments	277,035
Net increase in net assets resulting from operations	204,335

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Investor Shares	(8)
Net investment income, Institutional Shares	(5,281)
Decrease in net assets from distributions to shareholders	(5,289)

FROM CAPITAL SHARE TRANSACTIONS
Investor Shares
Proceeds from shares sold	50,747
Net asset value of shares issued in reinvestment of distributions	8
Increase in Investor Shares net assets from capital share transactions	50,755

Institutional Shares
Proceeds from shares sold	5,982,978
Net asset value of shares issued in reinvestment of distributions	5,281
Payments for shares redeemed	(206)
Net increase in Institutional Shares net assets from capital share transactions	5,988,053

TOTAL INCREASE IN NET ASSETS	6,237,854

NET ASSETS
Beginning of period	100,000
End of period	$6,337,854

ACCUMULATED NET INVESTMENT LOSS	$(8,719)

CAPITAL SHARE ACTIVITY
Investor Shares
Shares sold	4,949
Shares reinvested	1
Increase in shares outstanding	4,950
Shares outstanding, beginning of period	500
Shares outstanding, end of period	5,450

Institutional Shares
Shares sold	591,888
Shares reinvested	512
Shares redeemed	(20)
Net increase in shares outstanding	592,380
Shares outstanding, beginning of period	9,500
Shares outstanding, end of period	601,880

(a)	Represents the period from the commencement of operations (December 16, 2013) through February 28, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER - U.S. EQUITY FUND
INVESTOR SHARES
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period

	Period
	Ended
	February 28,
	2014 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	0.46
Total from investment operations	0.45

Less distributions:
From net investment income	(0.01)

Net asset value at end of period	$10.44

Total return (b)	4.46%	(c)

Net assets at end of period	$56,913

Ratios/supplementary data:
Ratio of total expenses to average net assets	87.01%	(d)
Ratio of net expenses to average net assets (e)	1.50%	(d)
Ratio of net investment loss to average net assets (e)	(1.22% )	(d)
Portfolio turnover rate	39%	(c)

(a)	Represents the period from the commencement of operations (December 16, 2013) through February 28, 2014.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WST ASSET MANAGER - U.S. EQUITY FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period

	Period
	Ended
	February 28,
	2014 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.45
Total from investment operations	0.46

Less distributions:
From net investment income	(0.02)

Net asset value at end of period	$10.44

Total return (b)	4.57%		(c)

Net assets at end of period	$6,280,941

Ratios/supplementary data:
Ratio of total expenses to average net assets	5.57%		(d)
Ratio of net expenses to average net assets (e)	1.25%		(d)
Ratio of net investment loss to average net assets (e)	(0.39%	)	(d)
Portfolio turnover rate	39%		(c)

(a)	Represents the period from the commencement of operations (December 16, 2013) through February 28, 2014.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements

WST ASSET MANAGER – U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

1.	Organization

WST Asset Manager – U.S. Equity Fund (the “Fund”) is a non-diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”).  The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.

The Fund offers two classes of shares (each a “Class” and collectively the “Classes”):  Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Shares) and Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund).  Each share class represents an ownership interest in the same investment portfolio.

On September 19, 2013, 500 shares of Investor Shares and 9,500 shares of Institutional Shares of the Fund were issued for cash at $10.00 per share to a shareholder who is a related party of Wilbanks, Smith & Thomas Asset Management, LLC (the “Advisor”), the investment adviser to the Fund.  The Fund commenced operations on December 16, 2013.

All costs incurred by the Fund in connection with its organization and offering of shares were borne by the Advisor.  Such expenses are not subject to repayment by the Fund to the Advisor.

2.	Significant Accounting Policies

The following is a description of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trust’s Board of Trustees (the “Board”).  In determining the value of the Fund’s assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board.  Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Fund’s net asset value per share (“NAV”) calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the calculation of the Fund’s NAV.  In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

WST ASSET MANAGER – U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$6,256,010	$-	$-	$6,256,010
Money Market Funds	562,550	-	-	562,550
Total	$6,818,560	$-	$-	$6,818,560

As of February 28, 2014, the Fund did not have any transfers in and out of any Level.  The Fund did not have any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business.  The net asset value per share of each class of the Fund is calculated by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.  The offering price and redemption price per share of each class is equal to the net asset value per share of each class.

Security transactions and investment income – Security transactions are accounted for on their trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned and includes amortization of discounts and premiums.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Class specific expenses are charged directly to the class incurring the expense.   Common expenses which are not attributable to a specific class are allocated daily to each class based upon its proportionate share of total net assets of the Fund.

WST ASSET MANAGER – U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are typically declared and paid one time during each calendar year.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date.  The tax character of distributions paid to shareholders during the period ended February 28, 2014 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2014:

Tax cost of portfolio investments	$6,572,685
Gross unrealized appreciation	$247,767
Gross unrealized depreciation	(1,892)
Net unrealized appreciation on investments	245,875
Other losses	(46,829)
Total distributable earnings	$199,046

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

During the period ended February 28, 2014, the total cost of purchases and the total cost of proceeds from sales of investment securities, other than short-term investments, amounted to $7,930,354 and $1,882,110, respectively.

WST ASSET MANAGER – U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Transactions with Related Parties

The Managing Principal and Chief Investment Officer of the Advisor and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Fund.

COMPENSATION OF TRUSTEES
Trustees of the Trust who are affiliated with the Advisor receive no salary from the Trust. Each Trustee who is not affiliated with the Advisor receives a fee of $2,000 each year plus $500 per meeting attended in person and $200 per meeting attended by telephone.  The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings.

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Advisor pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to the Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.25% of the average daily net assets allocable to each Class until January 1, 2015.  Any fee waivers and expense reimbursements by the Advisor are not subject to recoupment.  It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board.  The Board may terminate the Expense Limitation Agreement at any time.  The Advisor may also terminate the Fund’s Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Trust.  Accordingly, during the period ended February 28, 2014, the Advisor waived its entire advisory fee of $6,456 and reimbursed $26,896 of expenses not attributable to a particular class, $5,757 of Investor Shares expenses and $3,820 of Institutional Shares expenses.

OTHER SERVICE PROVIDERS
Ultimus provides fund administration, fund accounting, compliance and transfer agency services to the Fund. Pursuant to servicing agreements with Ultimus, the Fund pays Ultimus customary fees for its services.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows it to pay for certain expenses related to the distribution of its Investor Shares, including, but not limited to, payments to securities dealers and other persons (including UFD and its affiliates) who are engaged in the sale of Investor Shares of the Fund or who render shareholder support services not otherwise provided by Ultimus.  The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Fund’s average daily net assets allocable to Investor Shares.  During the period ended February 28, 2014, no expenses were incurred under the Plan.

WST ASSET MANAGER – U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD serves as the principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus.

5.	Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., money market mutual funds and exchange-traded funds (“ETFs”)).  The Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies.  As of February 28, 2014, the Fund had 98.7% of the value of its net assets invested in ETFs.

6.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of February 28, 2014, the Fund had 47.3% of the value of its net assets invested in an ETF that is concentrated in Health Care sector.

7.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WST ASSET MANAGER – U.S. EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, class specific fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent period (December 16, 2013) and held until the end of the period (February 28, 2014).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transactions fees, such as purchase or redemptions fees, and does not charge a “sales load.”  The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

WST ASSET MANAGER – U.S. EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value
	December 16,	February 28,	Expenses Paid
Investor Shares	2013	2014	During Period*
Based on Actual Fund Return	$1,000.00	$1,044.60	$3.15

*	Expenses are equal to the annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 75/365 (to reflect the period since inception).

	Beginning	Ending
	Account Value	Account Value
	September 1,	February 28,	Expenses Paid
Investor Shares	2013	2014	During Period*
Based on Hypothetical 5%
Return (before expenses)	$1,000.00	$1,007.19	$7.47

*	Expenses are equal to the annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning	Ending
	Account Value	Account Value
	December 16,	February 28,	Expenses Paid
Institutional Shares	2013	2014	During Period*
Based on Actual Fund Return	$1,000.00	$1,045.70	$2.63

*	Expenses are equal to the annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 75/365 (to reflect the period since inception).

	Beginning	Ending
	Account Value	Account Value
	September 1,	February 28,	Expenses Paid
Institutional Shares	2013	2014	During Period*
Based on Hypothetical 5%
Return (before expenses)	$1,000.00	$1,007.71	$6.22

*	Expenses are equal to the annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WST ASSET MANAGER – U.S. EQUITY FUND
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the Securities and Exchange Commission (the “SEC”) as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the quarter ending May 31, 2014. These filings will be available free of charge upon request by calling the Trust toll-free at 1-877-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-877-515-4626, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2014 will be available without charge upon request no later than August 31, 2014 by calling the Trust toll-free at 1-877-515-4626, or on the SEC’s website at http://www.sec.gov.

WST ASSET MANAGER – U.S. EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor for the Fund for an initial two year term.  Approval took place at an in-person meeting held on September 23, 2013, at which a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel.  The Board received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and counsel.

In considering the Advisory Agreement for the Fund and reaching their conclusion with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below.

The nature, extent, and quality of the services provided by the Advisor.  In this regard, the Board considered the responsibilities the Advisor would have under the Advisory Agreement.  The Board reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Board also noted that the Fund’s Principal Executive Officer and Chief Compliance Officer are employees of the Advisor and will be serving the Trust without additional compensation.  After reviewing the foregoing information and further information concerning the Advisor’s business, the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

The investment performance of the Fund and the Advisor.  The Board noted that the Fund had not yet started operations, and therefore the Fund did not have any past investment performance to consider.  The Board did take note, however, of the Advisor’s related prior performance with respect to separate accounts that had similar investment objectives and strategies as the Fund, and for which the Advisor acted as investment advisor.  The Trustees noted that, although past performance is not necessarily indicative of future results, the Advisor’s recent performance record and investment process were factors considered in their evaluation of the quality of services to be provided by the Advisor under the Advisory Agreement.

The investment management capabilities and experience of the Advisor.  In this regard, the Board evaluated the investment management experience of the Advisor.  In particular, the Board received information from the Advisor regarding the experience of the Fund’s portfolio managers in general and their experience in managing investment objectives and strategies similar to that of the Fund.  The Board discussed with the Advisor the investment objective and strategies for the Fund and the Advisor’s plans for implementing such strategies for the Fund.  After consideration of these factors the Board determined that the Advisor would be an appropriate manager for the Fund.

WST ASSET MANAGER – U.S. EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund.  In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Board reviewed the Fund’s proposed expense limitation agreement with the Advisor, and noted the benefit that would result to the Fund from the Advisor’s likely waiver of a portion of its management fees for a period of time based on the projected initial asset levels of the Fund.  The Board reviewed the financial statements of the Advisor and discussed the financial stability and productivity of the firm.  The Board also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name.  The Board then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors.  The Board noted that the proposed management fee would be lower and the overall proposed expense ratio of the Fund excluding the acquired fund fees and expense would be slighter higher than the average management fee and average expense ratio, respectively, for comparable funds with assets of less than $50 million in the Morningstar category of large cap blend funds.  Following this comparison and upon further review and consideration of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with the Advisor, including both the proposed management fee and the proposed expense limitation agreement.  The Board determined that since the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation agreement until the Fund’s assets grew to a level where the Advisor begins receiving its full fees or the Fund’s expenses otherwise fell below the expense cap.  Thereafter, the Board noted that the Fund would continue to benefit from economies of scale under its agreements with service providers other than the Advisor.  Following further consideration of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Advisor would provide benefits and that, at the Fund’s projected asset levels, the Fund’s arrangements with the Advisor were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further review and consideration, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

WST ASSET MANAGER – U.S. EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

Conclusion
After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	April 29, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	April 29, 2014

*	Print the name and title of each signing officer under his or her signature.